Consolidated Statements Of Comprehensive Loss shares in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 CAD ($) shares	Dec. 31, 2020 USD ($) $ / shares shares
EXPENSES
Exploration and evaluation expenditures	$ (35,961)		$ (17,726)
General and administrative	(10,386)		(7,713)
Equity compensation	(5,393)		(6,626)
Share of result of Cauchari-Olaroz project	5,933		1,451
Share of result of Arena Minerals	(342)		0
Total expenses	(46,149)		(30,614)
OTHER ITEMS
Loss on JEMSE Transaction	(4,712)		0
Gain on Cauchari-Olaroz transactions	0		288
Transaction costs	(86)		(1,233)
Foreign exchange gain/(loss)	73	$ 439	(270)
Gain on change in fair value of convertible notes derivative	15,090		0
Gain on change in fair value of Arena Minerals warrants	6,282		0
Finance costs	(14,273)		(3,642)
Finance income	5,165		1,469
Other Income Expense	7,539		(3,388)
NET LOSS BEFORE TAX	(38,610)		(34,002)
Tax expense	0		(1,219)
NET LOSS BEFORE DISCONTINUED OPERATIONS	(38,610)		(35,221)
INCOME/(LOSS) FROM DISCONTINUED OPERATIONS	122		(1,013)
NET (LOSS) /INCOME	(38,488)		(36,234)
OTHER COMPREHENSIVE (LOSS)/INCOME ITEMS THAT MAY BE RECLASSIFIED SUBSEQUENTLY TO NET LOSS
Unrealized income on translation to reporting currency	0		380
TOTAL COMPREHENSIVE LOSS	$ (38,488)		$ (35,854)
BASIC AND DILUTED LOSS PER SHARE
(Loss)/income per share – basic | $ / shares	$ (0.32)		$ (0.38)
(Loss)/income per share – diluted | $ / shares	$ (0.32)		$ (0.39)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING- DILUTED | shares	118,808	118,808	91,831